T. ROWE PRICE Spectrum Income Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
12/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
3/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 86.0%
T. Rowe Price Funds:
High Yield Fund  913,054 18,655 33,142 162,377,933 920,683
New Income Fund  810,714 10,135 17,678 99,966,744 822,726
GNMA Fund  528,565 6,136 10,384 65,466,661 536,172
Emerging Markets Bond Fund  523,709 9,387 29,718 60,106,907 512,712
Floating Rate Fund  400,629 20,063 26,097 44,034,507 400,714
International Bond Fund (USD
Hedged)  375,461 4,346 74,990 40,344,168 327,191
U.S. Treasury Long-Term Index
Fund  286,062 4,258 9,591 35,772,948 300,135
International Bond Fund  235,304 62,848 6,197 41,261,465 298,733
Corporate Income Fund  256,204 3,629 4,157 32,954,420 263,306
Emerging Markets Local
Currency Bond Fund  240,365 4,970 4,322 51,664,277 251,089
Dynamic Global Bond Fund  247,549 6,132 4,065 29,353,768 248,039
Short-Term Bond Fund  156,097 1,635 8,241 33,436,790 150,800
Limited Duration Inflation
Focused Bond Fund  113,438 315 2,523 24,082,223 113,668
U.S. Treasury Intermediate Index
Fund  466 5 – 91,376 479
Total Bond Mutual Funds (Cost $5,625,395) 5,146,447
EQUITY MUTUAL FUNDS 11.0%
T. Rowe Price Funds:
Equity Income Fund  670,730 10,707 19,004 20,282,386 655,730
Total Equity Mutual Funds (Cost $351,224) 655,730
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price U.S. Treasury
Money Fund, 4.83% (2) 172,382 40,728 25,276 187,834,442 187,834
Total Short-Term Investments (Cost $187,834) 187,834
Total Investments in Securities 100.1%
(Cost $6,164,453) $ 5,990,011
Other Assets Less Liabilities (0.1)% (3,288)
Net Assets 100.0% $ 5,986,723

T. ROWE PRICE Spectrum Income Fund

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Seven-day yield

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ (743) $ 7,630 $ 2,913
Dynamic Global Bond Fund  (471) (1,577) 2,438
Emerging Markets Bond Fund  (8,129) 9,334 8,047
Emerging Markets Local Currency Bond Fund  (872) 10,076 4,334
Equity Income Fund  (348) (6,703) 3,952
Floating Rate Fund  (1,710) 6,119 8,942
GNMA Fund  (1,374) 11,855 4,710
High Yield Fund  (4,233) 22,116 16,230
International Bond Fund  (1,501) 6,778 1,383
International Bond Fund (USD Hedged)  (12,980) 22,374 2,303
Limited Duration Inflation Focused Bond Fund  (265) 2,438 —
New Income Fund  (1,531) 19,555 7,960
Short-Term Bond Fund  (306) 1,309 1,241
U.S. Treasury Intermediate Index Fund  — 8 4
U.S. Treasury Long-Term Index Fund  (4,343) 19,406 2,467
U.S. Treasury Money Fund, 4.83% — — 1,937
Totals $ (38,806)# $ 130,718 $ 68,861+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $68,861 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Income Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Spectrum Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On March 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In

T. ROWE PRICE Spectrum Income Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F88-054Q1 03/23